Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

23) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through March 17, 2022, the date at which the audited consolidated financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

On February 10, 2022, the Partnership paid a quarterly cash distribution of $0.52 per common unit and Class B unit with respect to the quarter ended December 31, 2021 to all common and Class B unitholders of record on January 28, 2022. On February 10, 2022, the Partnership paid a cash distribution to holders of Series A Preferred Units with respect to the quarter ended December 31, 2021 in an aggregate amount equal to $1.7 million.

After the payment of the Partnership’s quarterly cash distribution with respect to the quarter ended December 31, 2021, 84,135 of the Class B Units converted to common units on a one-to-one basis.

The Tordis Knutsen was redelivered from the charterer on November 26, 2021, and thereafter started on her mobilization trip to Europe for her planned 5-year special survey drydocking, The vessel completed this work and on February 23, 2022 the vessel commenced a new time charter contract with Petrobras for a fixed period of five months with an option for the charterer to extend the charter by one month

The Anna Knutsen was redelivered from the charterer on February 14, 2022 and started on its mobilization trip to Europe in order to complete her planned 5-year special survey drydocking. On February 11, 2022, the Partnership agreed on the commercial terms for a new time charter contract for the Anna Knutsen with a major oil company to commence in the second quarter of 2022 for a fixed period, at the charterer’s option, of either (a) one year, with options for the charterer to extend the time charter by up to four further one-year periods, or (b) two years, with options for the charterer to extend the time charter by up to three further one-year periods.

The Vigdis Knutsen was redelivered by the charterer on March 5, 2022 and started her mobilization trip to Europe for her planned 5-year special survey drydocking.

Although the Partnership has not experienced any direct impacts on its business from the Russian invasion of Ukraine, some of its vessels’ crew members are Russian or Ukrainian nationals. The Partnership continues to monitor this situation closely, and is mindful that there may be restrictions or logistical challenges in employing both nationalities in the near future. The invasion may also lead to further regional and international conflicts or armed action and it is possible that such conflicts could disrupt supply chains and cause instability in the global economy.